Material accounting policies information	12 Months Ended
Jun. 30, 2024
Corporate information and statement of IFRS compliance [abstract]
Material accounting policies information	Material accounting policies information
A.Statement of Compliance
The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements were authorised for issue by the Board on 19 September 2024.
B.Basis of Preparation
The consolidated financial statements have been prepared on a historical cost basis, except where IFRS requires or permits fair value measurement.
The principal accounting policies adopted by the Group in the preparation of the consolidated financial statements are set out below.
C. Amendments to fiscal 2023 comparative statements
Measurement period adjustments
During the reporting period, the acquisition accounting for both DEK and Mudbath was finalised during the measurement period. The comparative balance sheet as of 30 June 2023 has been revised to include the impact to the provisional amounts recognised. The following table described the impact on the previously reported financial statements for the year ended 30 June 2023:

		Adjustments
	2023 £’000 as reported	DEK £’000	Mudbath £’000	2023 £’000 as restated
Goodwill	240,818	(1,531)	(38)	239,249
Intangible assets	66,216	(743)	—	65,473
Deferred tax assets	20,156	641	129	20,926
Trade and other receivables	177,866	1,654	30	179,550
Corporation tax receivable	4,042	(200)	—	3,842
Trade and other payables	91,159	669	—	91,828
Corporation tax payable	5,940	(659)	121	5,402
Deferred tax liabilities	14,623	(189)	—	14,434
For more details related to the measurement period adjustments, please refer to note 15.
D. Functional and Presentation Currency
The consolidated financial statements are presented in British Pound Sterling (“Sterling”), which is the Company’s functional currency. All financial information presented in Sterling has been rounded to the nearest thousand, except when otherwise indicated. The functional currency of the Group's subsidiaries is typically the currency of the country in which they are domiciled.
E. Use of Estimates and Judgments
The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts for assets, liabilities, income and expenses. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimates are revised and in any future periods affected.
The key areas involving estimates and judgments that have the most significant effect on the amounts recognised in the consolidated financial statements, are as follows:
Business Combinations
Business combinations are accounted for using the acquisition method. The results of businesses acquired in a business combination are included in our consolidated financial statements from the date of the acquisition. The acquisition method requires the assets and the liabilities to be recorded at their fair value on the acquisition date. Any excess consideration over the fair value of assets acquired and liabilities assumed is recognised as goodwill.
If the initial accounting for the business combination has not been completed by the end of the reporting period in which the business combination occurs, provisional amounts are reported to present information about facts and circumstances that existed as of the acquisition date. Once the measurement period ends, which in no case extends beyond one year from the acquisition date, revisions to the accounting for the business combination shall be accounted for in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors.
There is no complexity in identifying the different categories of intangible assets. We acquire businesses with similar profiles to the Group and the identifiable intangible assets are related to client relationships.
As the acquisition accounting for GalaxE is provisional as at the balance sheet date, management estimated the fair value of the client relationships by applying an assumed client relationship fair value as a proportion of the total consideration transferred based on comparable historical acquisitions. Management applied judgement in determining the appropriate valuation method and assessing the comparability of historical acquisitions. Varying the historic benchmark of client relationship value as a proportion of consideration transferred by plus or minus 1% produces a spread of client relationship values that range by £2.4 million. Management expects to update the GalaxE client relationship fair value using a more detailed assessment as part of our normal process of finalising the acquisition accounting within the measurement period.
Further detailed information in relation to business combinations is included in note 15 to the financial statements.
Research and Development Expenditure Credit (RDEC) Enquiry
The Group has historically claimed tax credits through its subsidiary, Endava (UK) Ltd, under the U.K.’s RDEC program, which incentivises research and development activities that are directed and overseen from the U.K., resulting in advancements in knowledge or technology.
For the fiscal year ended 30 June 2022, HM Revenue & Customs (HMRC) initiated an inquiry into Endava (UK) Ltd's prior RDEC claims. The company’s tax years from 30 June 2016, onward remain open to inspection by HMRC. The total value of these RDEC claims, including estimates for the fiscal years ending 30 June 2023, and 2024, is approximately £18.5 million, net of tax.

Management has exercised significant judgment in evaluating the validity of these RDEC claims, relying on its interpretation of the qualifying activities for this claim, interpretation of the relevant tax regulations in effect during the claim periods and consultation with external advisors. Despite the ongoing HMRC review, management remains confident in its position and does not consider it probable that any portion of these claims will be disallowed. As result, no provision has been recorded in the consolidated financial statements related to this inquiry and a contingent liability has been disclosed - see note 30.

The Group considers there to be no further critical accounting judgments included the consolidated financial statements.
F. Going Concern
In accordance with IAS 1 ‘Presentation of financial statements’, and revised Financial Reporting Council (“FRC”) guidance on ‘risk management, internal control and related financial and business reporting’, the Directors have considered the funding and liquidity position of the Group and have assessed the Group’s ability to continue as a going concern for the foreseeable future. In doing so, the Directors have reviewed the Group’s budget and forecasts, and have taken into account all available information about the future for a period of at least, but not limited to, 12 months from the date of approval of these consolidated financial statements.

The Group meets its day-to-day working capital requirements and medium-term funding requirements through its trading cash flows. At 30 June 2024, the Group had net assets of £639.5 million and net current assets of £113.8 million, of which £62.4 million was cash and cash equivalents. In addition, the Group has a remaining undrawn revolving credit facility (RCF) of £205.2 million, which matures in 2027.

The Directors have considered the business activities and the Group’s principal risks and uncertainties in the context of the current operating environment. This includes the associated risks with doing business in an environment with inflationary pressures and risk of recession increasing in certain markets. We have also assessed the risk of breaching RCF covenants now that Endava has drawn down under the RCF as at 30 June 2024. The Directors have reviewed the Group’s liquidity and modelled cash flow projections to produce a baseline forecast scenario.

The Directors have also considered sensitivities in respect of a potential severe but plausible downside scenario over and above the baseline scenario concluding that the Group is still able to continue in operation for a period of at least 12 months from the date of approval of these consolidated financial statements. The baseline scenario was derived from the forecast for the fiscal year ending 30 June 2025 approved by the Board.

In the severe but plausible downside scenario, revenue over the forecast period is assumed to be 20% lower than the baseline scenario, and cost mitigation measures are taken by management only in the second quarter of the fiscal year ending 30 June 2025, for two quarters only with increasing costs thereafter in line with revenue growth. The closing cash balance at the end of the forecast period at 31 December 2025 in this scenario is £43 million lower than the baseline scenario, but remains positive throughout the forecast period, and no further draw-downs under the RCF would be required.

For both scenarios, management has reviewed over the next 18 month period the Group’s compliance with its two banking covenants (net leverage and interest cover ratios) and has confirmed that no covenant breaches are expected within this period. As a result the Group will continue to have sufficient liquidity headroom in a severe but plausible downside scenario.

For both of the scenarios considered, the Group’s cash position continues to remain strong throughout the forecast period and as noted above, the Group also has access to an unutilised RCF of £205.2 million, funded by a group of banks.

Not withstanding the weakened business performance during the fiscal year ended 30 June 2024, given the forecasted level of cash retained in the business, the balance available from the undrawn RCF and the ability to reduce the cost base as required, the Directors support the continued going concern assumption. The Directors still remain vigilant and ready to implement mitigation action in the event of a downturn in demand or any adverse events impacting operations.

The Directors are also not aware of any significant matters that are likely to occur outside the going concern period that could reasonably possibly impact the going concern conclusion. Having considered the outcome of these assessments, the Directors consider that the Group has adequate resources to continue in operation for the foreseeable future, being at least 12 months from the date of approval of these consolidated financial statements, and accordingly continue to adopt the going concern basis in preparing the consolidated financial statements.

G. Basis of Consolidation
The consolidated financial statements incorporate the financial statements of the Group and entities controlled by the Group made up to 30 June each year.
(i)    Business combinations
Business combinations are accounted for using the acquisition method. The results of businesses acquired in a business combination are included in the consolidated financial statements from the date of the acquisition. Purchase accounting results in assets and liabilities of an acquired business being recorded at their estimated fair values on the acquisition date. Any excess consideration over the fair value of assets acquired and liabilities assumed is recognised as goodwill.
The Group performs valuations of assets acquired and liabilities assumed on each acquisition accounted for as a business combination and allocates the purchase price to the tangible and intangible assets acquired and liabilities assumed based on management’s best estimate of fair value. The Group determines the appropriate useful life of intangible assets by performing an analysis of cash flows based on historical experience of the acquired businesses. Intangible assets are amortised over their estimated useful lives based on the pattern over which the economic benefits associated with the asset are expected to be consumed, which to date has approximated the straight-line method of amortisation.
Any contingent and deferred consideration payable are measured at fair value at the acquisition date. Changes in the fair value of the contingent consideration that qualify as measurement period adjustments are adjusted retrospectively, with corresponding adjustments against goodwill. Measurement period adjustments are adjustments that arise from additional information obtained during the 'measurement period' (which cannot exceed one year from the acquisition date) about facts and circumstances that existed at the acquisition date. Otherwise, subsequent changes in the fair value of deferred and contingent consideration payable are recognised in the statement of comprehensive income within finance expense or finance income.
Transaction costs associated with business combinations are expensed as incurred and are included in selling, general and administrative expenses.
(ii)    Subsidiaries
Subsidiaries are entities controlled by the Company. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.
(iii)    Transactions eliminated on consolidation
All transactions and balances between Group Entities are eliminated on consolidation.
H. Foreign Currency
(i)    Foreign currency balances and transactions
Foreign currency transactions are translated into the functional currency of the applicable Group Entity, using the exchange rates prevailing at the dates of the transactions (spot exchange rate). Foreign exchange gains and losses resulting from the settlement of such transactions and from the re-measurement of monetary items denominated in foreign currency at period-end exchange rates are recognised in the statement of comprehensive income. Non-monetary items are not retranslated at period-end and are measured at historical cost (translated using the exchange rates at the transaction date), except for non-monetary items measured at fair value which are translated using the exchange rates at the date when fair value was determined.
(ii)    Foreign operations
In the consolidated financial statements, all assets, liabilities and transactions of Group Entities with a functional currency other than Sterling are translated into Sterling upon consolidation. The functional currency of the entities in the Group has remained unchanged during the reporting period except for Endava Argentina SRL, which changed its functional currency from Argentinian peso to USD. The reason for a change of functional currency was due to the fact that the majority of the entity's payroll costs, which form the majority of its expenses, became payable in USD rather than Argentinian pesos, due to the choice made by the majority of the entity's employees to be paid in USD rather than Argentinian pesos. Combined with the fact that the cash inflows for the entity are denominated in USD, the change in the denomination of the majority of expenses to USD triggered the change in functional currency as of 1 July 2023.
On consolidation, assets and liabilities have been translated into Sterling at the closing rate at the reporting date. Goodwill and fair value adjustments arising on the acquisition of a foreign entity have been treated as assets and liabilities of the foreign entity and translated into Sterling at the closing rate. Income and expenses have been translated into Sterling at the average rate over the reporting period. Exchange differences are charged/credited to other comprehensive income and recognised in the currency translation reserve in equity. On disposal of a foreign operation, the related cumulative translation differences recognised in equity are reclassified to the statement of comprehensive income and are recognised as part of the gain or loss on disposal. Foreign exchange gains and losses relating to qualifying net investment hedges are charged/credited to other comprehensive income.
Accounting standards are applied on the assumption that the value of money (the unit of measurement) is constant over time. However, when the rate of inflation is no longer negligible, a number of issues arise impacting the true and fair nature of the accounts of entities that prepare their financial statements on a historical cost basis. To address such issues, entities apply IAS 29 Financial Reporting in Hyperinflationary Economies from the beginning of the period in which the existence of hyperinflation is identified. Argentina was considered to be a hyperinflationary economy since 1 July 2018. The Group recognised the effects of hyperinflation in its consolidated financial statements in every subsequent period. Starting 1 July 2023, Endava Argentina SRL changed its functional currency to USD. Endava no longer had exposure to hyperinflationary economies in the fiscal year 2024.
I. Financial Instruments
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.
(i)    Financial Assets
Initial recognition and measurement
Financial assets are classified, at initial recognition, and subsequently measured at amortised cost, as fair value through other comprehensive income (OCI), or fair value through profit or loss.
The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. The Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15.
In order for a financial asset to be classified and measured at amortised cost or fair value through OCI, it needs to give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. Financial assets that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.
Subsequent measurement
For purposes of subsequent measurement, financial assets are classified in four categories:
• Financial assets at amortised cost (debt instruments)
• Financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments)
• Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments)
• Financial assets at fair value through profit or loss
Financial assets at amortised cost
The Group measures financial assets at amortised cost if both of the following conditions are met:
• The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows; and
• The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding
Financial assets at amortised cost are subsequently measured using the effective interest rate (EIR) method and are subject to impairment. Gains and losses are recognised in profit or loss when the asset is derecognised, modified or impaired. The Group’s financial assets at amortised cost includes cash and cash equivalents, trade and other receivables (excluding prepayments, R&D tax credit, grant receivables and other debtors), accrued income and finance lease receivables.
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss are carried in the balance sheet at fair value with net changes in fair value recognised in the statement of comprehensive income.
Derecognition
A financial asset is primarily derecognised when:
• The rights to receive cash flows from the asset have expired; or
• The Group has transferred its rights to receive cash flows from the asset and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.
The Group does not have financial assets at fair value through profit or loss or fair value through other comprehensive income.
(ii)    Financial Liabilities
Initial recognition and measurement
Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.
All financial liabilities are recognised initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.
The Group’s financial liabilities include trade and other payables (excluding deferred income and other liabilities and taxation), lease liabilities , loans and borrowings, accruals, client volume discounts and deferred and contingent consideration.
Subsequent measurement
The measurement of financial liabilities depends on their classification, as described below:
Financial liabilities at fair value through profit or loss
Financial liabilities designated upon initial recognition at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. Changes in the fair value of financial liabilities at fair value through profit or loss are recognised within finance income/finance expense in the consolidated statement of comprehensive income.
Loans and borrowings
After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortised cost using the EIR method. Gains and losses are recognised in profit or loss when the liabilities are derecognised as well as through the EIR amortisation process.
Amortised cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortisation is included within finance expense in the statement of comprehensive income. This category applies to the Group’s interest-bearing loans and borrowings.
iii) Offsetting of financial instruments
Financial assets and financial liabilities are offset and the net amount is reported in the consolidated balance sheet if there is a currently enforceable legal right to offset the recognised amounts and there is an intention to settle on a net basis, to realise the assets and settle the liabilities simultaneously.
iv) Impairment
The Group recognises an allowance for expected credit losses (ECLs) for trade receivables and contract assets. The Group applies the simplified approach available in IFRS 9. The allowance is calculated by reference to credit losses expected to be incurred over the lifetime of the receivable. In estimating a loss allowance we consider historical experience and a forward-looking informed credit assessment relating to customer specific trends and conditions alongside other factors such as the current state of the economy and particular industry issues. We consider reasonable and supportable information that is relevant and available without undue cost or effort. Certain balances, where there was an objective evidence of credit impairment, have been provided for on an individual basis.
v) Net investment hedges
A net investment hedge is a hedge of the foreign currency risk arising from the retranslation of net investments in currencies other than the Group’s functional currency. A foreign currency exposure arises from net investments in Group Entities whose functional currency differs from the parent’s functional currency. The risk is defined as the risk of fluctuation in spot exchange rates between the functional currency of the net investments and the parent’s functional currency. Any gain and loss on the net investment hedge relating to the effective portion of the hedge is recognised in other comprehensive income. The gain and loss relating to the ineffective portion is recognised immediately in profit or loss within finance income or expense.

J. Property, Plant and Equipment
(i)    Recognition and measurement
Items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditure that is directly attributable to the acquisition of the asset. The cost of an item of property, plant and equipment comprises:
(a) its purchase price, including import duties and non-refundable purchase taxes, after deducting trade discounts and rebates;
(b) any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management; and
(c) the initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located, the obligation for which an entity incurs either when the item is acquired or as a consequence of having used the item during a particular period for purposes other than to produce inventories during that period.
When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items.
Any gain or loss on disposal of an item of property, plant and equipment (calculated as the difference between net proceeds from disposal and the carrying amount of the item) is recognised in the statement of comprehensive income.
(ii)    Subsequent costs
Subsequent expenditure is capitalised only when it is probable that future economic benefits associated with the expenditure will flow to the Group. Ongoing repairs and maintenance are expensed as incurred.
(iii)    Depreciation
Items of property, plant and equipment are depreciated on a straight-line basis in profit or loss over the estimated useful lives of each component. Leased assets are depreciated over the shorter of the leased term and their useful lives unless it is reasonably certain that the Group will obtain ownership by the end of the leased term. Land is not depreciated.
Items of property, plant and equipment are depreciated from the date they are installed and are ready for use, or in respect of internally constructed assets, from the date that the asset is completed and ready for use.
Depreciation is calculated so as to write off the cost of an asset, less its estimated residual value, over the useful economic life of that asset as follows:

Computers and equipment	3 - 5 years
Fixtures and fittings	5 years
Leasehold improvement fittings	Over the lease term
Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.
Leasehold improvement fittings are included in the fixtures and fittings category in Note 17.
K. Intangible Assets and Goodwill
(i)    Goodwill
Goodwill represents the excess of the aggregate purchase price paid over the fair value of the net assets acquired in business combinations. Goodwill is not amortised and is tested for impairment at least annually or whenever events or changes in circumstances indicate that the carrying value may not be recoverable.
Events or changes in circumstances that could trigger an impairment review include a significant adverse change in business climate, an adverse action or assessment by a regulator, unanticipated competition, a loss of key personnel, significant changes in the manner of the Group’s use of the acquired assets or the strategy for the Group’s overall business, significant negative industry or economic trends, or significant underperformance relative to expected historical or projected future results of operations.
If the fair value of the reporting unit is less than book value, the carrying amount of the goodwill is compared to its recoverable amount. The estimate of recoverable amount may require valuations of certain internally generated and unrecognised intangible assets. If the carrying amount of goodwill exceeds the recoverable amount of that goodwill, an impairment loss is recognised in an amount equal to the excess. The Group is one CGU and tests for goodwill impairment on 30 June of each year. For more details on the CGU refer to Note 4.
(ii)    Other intangible assets
Other intangible assets that are acquired by the Group and have finite useful lives are measured at cost less accumulated amortisation and accumulated impairment losses.
Other intangible assets that are acquired by the Group in a business combination and have finite useful lives are measured at fair value at acquisition date less accumulated amortisation and accumulated impairment losses.
(iii) Internally generated intangible assets
Intangible assets arising from development are recognised if, and only if, all the following have been demonstrated:
- the technical feasibility of completing the intangible asset so that it will be available for use or sale;
- the intention to complete the intangible asset and use or sell it;
- the ability to use or sell the intangible asset;
- how the intangible asset will generate probable future economic benefits;
- the ability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset, and
- the ability to measure reliably the expenditure attributable to the intangible asset during its development.
The amount initially recognised for internally generated assets is the sum of expenditure incurred from the date when the intangible asset first meets the recognition criteria listed above. Where no internally generated intangible asset can be recognised, development expenditure is recognised in profit or loss in the period in which it is incurred. Subsequent to initial recognition, internally generated intangible assets are reported at cost less accumulated amortisation and accumulated impairment losses, on the same basis as intangible assets that are acquired separately.
(iv)    Subsequent expenditure
Subsequent expenditure is only capitalised when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure is recognised in the statement of comprehensive income as incurred.
(v)    Amortisation
Except for goodwill, intangible assets are amortised on a straight-line basis in the statement of comprehensive income over their estimated useful lives, from the date they are available for use.

Client relationship	1 - 20 years
Supplier relationships	5 years
Non-compete agreement	3 years
Computer software	3 - 5 years
Licences	Shorter of licence period and up to 3 years
Software - own work capitalised	3 - 5 years
L. Lease Agreements
    The Group assesses whether a contract is, or contains, a lease at the inception of a contract. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Group uses the definition of a lease in IFRS 16.
The Group as a lessee
    The Group recognises a right-of-use asset and a lease liability at the lease commencement date with respect to all lease arrangements except for short-term leases (leases with a lease term of 12 months or less) and leases of low value assets. For these leases, the lease payments are recognised within selling, general and administrative expenses on a straight-line basis over the term of the lease.
    As the majority of the Group’s lease portfolio relates to property leases of offices and delivery centres, the Group has elected not to separate non-lease components and therefore accounts for the lease and non-lease component as a single lease component.
    Right-of-use assets are initially measured at cost, comprising the initial amount of the corresponding lease liability, adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred, and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.
    Right-of-use assets are subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In that case, the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property, plant and equipment. In addition, right-of-use assets are adjusted for any remeasurement of lease liabilities. Right-of-use assets are reviewed for impairment when events or changes in circumstances indicate the carrying value may not be fully recoverable.
    Lease liabilities are initially measured at the present value of the lease payments that are due over the lease term, which have not been paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the incremental borrowing rate applicable to each lease. This is the rate that the Group would have to pay for a loan of a similar term, and with a similar security, to obtain an asset of a similar value.
    The Group calculates the incremental borrowing rate applicable to each lease by obtaining information from various external sources in relation to interest rates and credit risk and makes certain adjustments to reflect the terms of the lease, the type of asset leased, the country and currency of the lease.
    Lease payments included in the measurement of the lease liability comprise the following:
•fixed payments, including in-substance fixed payments, less any lease incentives receivable;
•variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
•amounts expected to be paid under residual value guarantees;
•the exercise price of any purchase options that are reasonably certain to be exercised;
•payments due over optional renewal periods that are reasonably certain to be exercised; and
•penalties for early termination of a lease where we are reasonably certain to terminate early.
    Any variable lease payments that do not depend on an index or a rate are recognised as an expense in the period in which the event or condition that triggers the payment occurs.
    Lease liabilities are subsequently measured at amortised cost using the effective interest method. Lease liabilities are remeasured if there is a modification, a change in future lease payments due to a renegotiation or market rent review or a change of an index or rate, or the amount expected to be payable under a residual guarantee, or if we change our assessment of whether we will exercise a purchase, renewal or termination option. When a lease liability is remeasured, a corresponding adjustment is made to the related right-of-use asset.
    The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.
    The Group presents right-of-use assets and lease liabilities as separate line items on the face of the consolidated balance sheet.
The Group as a lessor
    When the Group acts as a lessor, it determines at lease inception whether each lease is a finance lease or an operating lease. To classify each lease, the Group makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. If this is the case, then the lease is a finance lease; if not then it is an operating lease. As part of this assessment, the Group considers certain indicators such as whether the lease is for the major part of the economic life of the asset.
    When the Group is an intermediate lessor, the head-lease and sub-lease are accounted for as two separate contracts. The head lease is accounted for as per the lessee policy above. The sub-lease is classified as a finance lease or operating lease by reference to the right-of-use asset arising from the head lease. Where the lease transfers substantially all the risks and rewards of ownership to the lessee the contract is classified as a finance lease; all other leases are classified as operating leases. If an arrangement contains lease and non-lease components, the Group applies IFRS 15 to allocate the consideration in the contract.
    Rental income from operating leases is recognised on a straight-line basis over the term of the relevant lease. Amounts due from lessees under finance sub-leases are recognised as receivables at the amount of the Group’s net investment in the leases, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the discount rate used in the head lease.
M. Impairment
Non-financial assets
The carrying amounts of the Group’s non-financial assets, other than deferred tax assets, are reviewed at each reporting period to determine whether there is any indication of impairment. Goodwill and indefinite-lived intangible assets are tested at least annually for impairment.
For impairment assessment purposes, non-financial assets are grouped at the lowest levels for which there are largely independent cash inflows (cash generating units).
The cash-generating unit to which goodwill has been allocated (determined by the Group’s management as equivalent to its operating segments) is tested for impairment at least annually. All other individual assets or the cash-generating unit are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognised for the amount by which the asset or cash-generating unit’s carrying amount exceeds its recoverable amount, which is the higher of fair value less costs to sell and value-in use. The group has one class of business (the provision of IT services) and is managed on a single consolidated P&L, and therefore, CGU basis. For more details on the CGU refer to Note 4.
To determine the value-in-use, management estimates expected future cash flows from each cash generating unit and determines a suitable discount rate in order to calculate the present value of those cash flows. The data used for impairment testing procedures are directly linked to the Group’s latest approved budget, adjusted as necessary to exclude the effects of future reorganiations and asset enhancements. Discount factors are determined individually for each cash-generating unit and reflect management’s assessment of respective risk profiles, such as market and asset-specific risks factors. Impairment losses for cash-generating units reduce first the carrying amount of any goodwill allocated to that cash-generating unit. Any remaining impairment loss is charged pro rata to the other assets in the cash-generating unit. With the exception of goodwill, all assets are subsequently reassessed for indications that an impairment loss previously recognised may no longer exist. An impairment charge is reversed if the cash-generating unit’s recoverable amount exceeds its carrying amount.
N. Employee Benefits
(i)    Termination benefits
Termination benefits are recognised as an expense when the Group is demonstrably committed, without realistic probability of withdrawal, to a formal detailed plan to either terminate employment before retirement date, or to provide termination benefits as a result of an offer made to encourage voluntary redundancy. Termination benefits of voluntary redundancies are recognised as an expense if the Group has made an offer to voluntary redundancy, it is probable that the offer will be accepted, and the number of acceptances can be estimated reliably. If the benefits are payable more than 12 months after the reporting date, then they are discounted to their present value.
(ii)    Short-term employee benefits
Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognised for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.
The Group operates a defined contribution pension scheme for employees. The assets of the scheme are held separately from those of the Group. The annual contributions payable are charged to the statement of comprehensive income.
(iii)    Employee benefit trust
All assets and liabilities of the Endava Limited Guernsey Employee Benefit Trust (the “EBT”) have been consolidated in the consolidated financial statements as the Group has de facto control over the EBT’s net assets. Any assets held by the EBT cease to be recognised on the Consolidated Balance Sheet when the assets vest unconditionally in identified beneficiaries.
The costs of purchasing own shares held by the EBT are shown as a deduction against equity of the Group. The proceeds from the sale of own shares held by the EBT increases shareholders’ funds. Neither the purchase nor sale of own shares leads to a gain or loss being recognised in the Group’s statement of comprehensive income.
(iv)    Employee share schemes and share based payments
The Group issues equity settled share options to its employees. The payments are measured at fair value at date of grant. The fair value of the share options issued is expensed to the statement of comprehensive income on a straight line basis over the vesting period, based on the Group's estimate of the number of options that will eventually vest, updated at each balance sheet date. For more details on the Group’s share based payments refer to Note 26.
O. Revenue
The Group generates revenue primarily from its single class of business being the provision of IT services. It recognises revenue in accordance with IFRS 15 – “Revenue from Contracts with Customers”:

•The Group accounts for a contract when it has approval and commitment from both parties, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable.

•The Group identifies its distinct performance obligations under each contract. A performance obligation is a promise in a contract to transfer a distinct product or service to the customer.

•The transaction price is the amount of consideration to which the Group expects to be entitled in exchange for transferring products or services to a customer. With respect to all types of contracts, revenue is only recognised when the performance obligations are satisfied and the control of the services is transferred to the customer, either over time or at a point in time, at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services.

•The Group considers the majority of its contracts to have a single performance obligation. In cases in which there are multiple performance obligations in the contract, a separate price allocation is performed based on relative standalone selling prices.

•Revenue is measured at the fair value of the consideration received, excluding discounts, rebates and taxes.

The Group’s services are generally performed under time-and-material based contracts (where materials consist of travel and out-of-pocket expenses) and fixed-price contracts. The vast majority of our contracts are relatively short term in nature and have a single performance obligation.
Under time-and-materials based contracts, the Group charges for services based on daily or hourly rates and generally bills and collects monthly in arrears. The Group applies the practical expedient. Under the practical expedient, if the vendor’s right to consideration from a customer corresponds directly with the value to the customer of the vendor’s performance completed to date, the vendor can recognise revenue at the amount to which the vendor has the right to invoice. Consequently, the revenue from time-and-materials contracts is recognised based on the right to invoice for services performed, with the corresponding cost of providing those services reflected as cost of sales when incurred.
Fixed price contracts are predominantly flat rate recurring service arrangements provided evenly over time, where revenue is recognised on a straight-line basis over the period of the service and do not require any judgment.
A small proportion of fixed price contracts contain percentage of completion and milestone contracts recognised over time. Percentage of completion and milestone contract revenue is recognised over time applying the input or output methods depending on the nature of the project and the agreement with the customer. The input method is applied by recognising revenue on the basis of the Group’s efforts to date in the satisfaction of the performance obligation relative to the total expected inputs to the satisfaction of the performance obligation. The output method is applied by recognising revenue on the basis of direct measurements of the value to the customer of the services transferred to date relative to the remaining services promised under the contract, respectively. Each method is applied according to the characteristics of each contract and client. The inputs and outputs are selected based on how faithfully they depict the Group's performance towards complete satisfaction of the performance obligation. These methods are followed where reasonably dependable estimates of revenues and costs can be made. Percentage of completion and milestone contracts generally correspond to short-term contracts that generally do not span more than one accounting period.
The group also enters into a small number of volume-based arrangements where revenue is recognised based upon performance of certain activities (e.g. processing of IT service tickets). Volume-based revenue is recognised over time based on the volume of IT related services provided in the period at the fixed rate per activity.
Variable consideration usually takes the form of volume-based discounts, rebates, price concessions or incentives. Determining the estimated amount of such variable consideration involves assumptions and estimation uncertainty that can have an impact on the amount of revenues reported. The majority of this variable consideration relates to volume based discounts and rebates which are applied as a reduction to revenues recognised to date, and are estimated based on future forecasts of contracted revenue during the contractual period, considering the highly probable threshold.
From time to time, the Group may enter into arrangements with third-party suppliers to sell services. In such cases, the Group evaluates whether it is the principal (i.e., reports revenues on a gross basis) or the agent (i.e., reports revenues on a net basis). In doing so, the Group first evaluates whether it has control of the service before it is transferred to the customer. If the Group controls the service before it is transferred to the customer, the Group is the principal; if not, the Group is the agent. Determining whether the Group controls the service before it is transferred to the customer may require judgment.
A contract asset is a right to consideration that is conditional upon factors other than the passage of time. Services performed on or prior to the balance sheet date, but invoiced thereafter, are reflected in accrued income. Contract liabilities, or deferred income, consist of advance payments from clients and billings in excess of revenues recognised. The Group classifies deferred income as current on the consolidated balance sheet and it is recognised as revenue when the services are provided under a contract. These balances are generally short-term in nature and are generally recognised as revenue within one year.
P. Cost of Sales
The Group divides cost of sales into two categories: direct cost of sales and allocated cost of sales. Direct cost of sales consists primarily of personnel costs, including salary, bonuses, share-based compensation, benefits and travel expenses for the Group’s employees directly involved in delivery of the Group’s services, as well as software licenses and other costs that relate directly to the delivery of services. Allocated cost of sales consists of the portion of depreciation, amortisation and property costs related to delivery of the Group's services. The allocation is calculated based on headcount.
Q. Government Grants
Government grants are assistance by government in the form of transfers of resources to the Group in return for past or future compliance with certain conditions relating to the operating activities of the Group. They exclude those forms of government assistance that cannot reasonably have a value placed upon them and transactions with government that cannot be distinguished from the normal trading transactions of the entity. Government grants are accounted for using the income approach under which they are recognised in the statement of comprehensive income on a systematic basis over the periods in which the Group recognises as expenses the related costs for which the grants are intended to compensate.
The Group has been granted government grants mainly for job creation and training in some European countries where delivery units are located. The grants received are not under complex fulfillment conditions and involve job creation and retention and provision of training services as per the agreements. During the reporting period, the Group received £0.7 million (2023: £0.5 million) from contracted government grants and there were no amounts repaid due to unfulfillment of conditions. The Group considers the risk of any material derecognition of grant income due to unfulfillment of conditions to be remote.
Amounts receivable in respect of research and development expenditure credits are recognised within trade and other receivables in the financial statements in the year in which the related expenditure was incurred, provided there is sufficient evidence that these amounts are recoverable. If the research and development expenditure credits are to be received in a period of over one year from the balance sheet date, they are presented under financial assets and other receivables under non-current assets. These credits, which are credited as an offset to cost of sales, are based on a fixed percentage of the cost of work that is directed and supervised from the United Kingdom, and achieves an advance in technology that was uncertain at the outset of the work. The amounts are recognised within cost of sales in the Group statement of comprehensive income, because they relate to innovations that the Group develops for its contract with clients from which the Group earns revenue.
Following IAS 20 presentation options, the Group presents the grant received as a deduction from the related expense.
R. Finance income and finance expense
Finance expense consists primarily of interest expense on borrowings and leases, running costs related to the Company’s revolving credit facility and unwinding of the discount and fair value re-measurements of deferred and contingent consideration. Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognised in the statement of comprehensive income using the effective interest method. Finance income consists of interest income on funds invested and fair value re-measurements of deferred and contingent consideration. Interest income is recognised as it accrues in the statement of comprehensive income, using the effective interest method.
Finance income and finance expense also reflect the net effect of realised and unrealised foreign currency exchange gains and losses.
S. Income Taxes
Tax expense recognised in the statement of comprehensive income comprises the sum of deferred tax and current tax not recognised in other comprehensive income or directly in equity.
Current income tax assets and/or liabilities comprise those obligations to, or claims from, fiscal authorities relating to the current or prior reporting periods, that are unpaid at the reporting date. Current tax is payable on taxable profit, which differs from profit or loss in the consolidated financial statements. Calculation of current tax is based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. Current tax assets and liabilities are offset where the Group has a legally enforceable right to offset and intends to either settle on a net basis, or to realise the asset and settle the liability simultaneously. Current tax is recognised in Statements of Comprehensive Income, except to the extent that it relates to items recognised in other comprehensive income or directly in equity. In this case, the tax is also recognised in other comprehensive income or directly in equity, respectively.
Deferred income taxes are calculated using the liability method on temporary differences between the carrying amounts of assets and liabilities and their tax bases. However, deferred tax is not provided on the initial recognition of goodwill, or on the initial recognition of an asset or liability unless the related transaction is a business combination or affects tax or accounting profit. Deferred tax on temporary differences associated with investments in subsidiaries is not provided if reversal of these temporary differences can be controlled by the Group and it is probable that reversal will not occur in the foreseeable future.
Deferred tax assets and liabilities are calculated, without discounting, at tax rates that are expected to apply to their respective periods of realisation, provided they are enacted or substantively enacted by the end of the reporting period. Deferred tax assets are recognised to the extent that it is probable that they will be able to be utilised against future taxable income, based on the Group’s forecast of future operating results which is adjusted for significant non-taxable income and expenses and specific limits to the use of any unused tax loss or credit. Deferred tax liabilities are always provided for in full except where deferred tax liabilities are not recognised for temporary differences between the carrying amount and tax bases of investments in foreign operations where the company is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not reverse in the foreseeable future.
Deferred tax assets and liabilities are offset only when the Group has a legally enforceable right and intention to set off current tax assets and liabilities from the same taxation authority.
Changes in deferred tax assets or liabilities are recognised as a component of tax income or expense in the statement of comprehensive income, except where they relate to items that are recognised in other comprehensive income or directly in equity, in which case the related deferred tax is also recognised in other comprehensive income or equity, respectively.
T. Cash and Cash Equivalents
Cash and cash equivalents comprise cash on hand and demand deposits, together with other short-term, highly liquid investments that are readily convertible into known amounts of cash and that are subject to an insignificant risk of changes in value.
U. Contingent liabilities
Contingent liabilities are potential obligations that arise from past events, the existence of which will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group. Such contingent liabilities are disclosed in the consolidated financial statements if the possibility of an outflow of resources embodying economic benefits is considered to be remote. If it becomes probable that an outflow of future economic benefits will be required for an item previously recognised as a contingent liability, a provision is recognised in the consolidated financial statements that is measured at the probable outflow of future economic benefits.
V. Equity, Reserves and Dividend payments
Share capital represents the nominal value of shares that have been issued.
Share premium includes any premiums received on issue of share capital. Any transaction costs associated with the issuing of shares are deducted from share premium, net of any related income tax benefits.
Other components of equity include the following:
•Foreign exchange translation reserve comprises foreign currency translation differences arising from the translation of financial statements of the group’s foreign entities into Sterling;
•Capital redemption reserve is created to maintain the statutory capital maintenance requirements of the Companies Act 2006;
•Merger relief reserve represents the fair value of the consideration given in excess of the nominal value of the ordinary shares issued in a business combination;
•Other reserves includes increase in equity related to equity consideration payable for acquisitions for which the shares have not yet been issued and the impact of net investment hedges; and
•Retained earnings include all current and prior period retained profits and share option reserves.
All transactions with equity shareholders of the Company are recorded separately within equity. Dividend distributions payable to equity shareholders of the Company are included in other liabilities when the dividends have been approved in a general meeting prior to the reporting date.
Investment in own shares represents shares held by the EBT.
The Group presents basic and diluted earnings per share (“EPS”) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the year. Diluted EPS is determined by dividing the profit or loss attributable to equity holders of the Company, adjusted by fair value movement of financial liabilities and the weighted average number of ordinary shares outstanding for the effects of all dilutive potential ordinary shares, which include awards under share award schemes and share options granted to employees.